INCOME TAXES - Disclosure of detailed information about deferred taxes (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred Income Tax Assets And Liabilities [Line Items]
Non-capital loss carry-forwards	$ 54,777	$ 110,785
Deferred income tax assets	160,902	0
Net deferred tax asset (liability)	160,902	0
Excess of carrying value over tax value of property, plant and equipment [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax liability	$ (54,777)	$ (110,785)